Borrowings, Financing And Debentures (Tables)	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Schedule Of Detailed Information About Borrowing
	June 30, 2020	December 31, 2019
Local Currency
Financing Agency for Studies and Projects (FINEP)	87,617	101,988
Debentures (a)	4,171,432	4,251,231
BNDES	17,451	35,390
BNDES – FINAME	46	183
Promissory Notes	1,322,889	2,883,382
Working capital – Operation Mexico	24,219	31,802
Working capital – Operation Peru	23,271	-
Working capital – Operation Aesop	98,559	100,438
Working capital – Operation The Body Shop	477,770	-
Working capital – Operation Avon	154,198	-
Notes - Avon (1)	9,720,254	-
Total in local currency	16,097,706	7,404,414

Foreign Currency
BNDES	4,721	8,029
Export Credit note (NCE)	110,148	81,210
Notes	4,179,182	3,090,490
Resolution nº 4131/62	274,342	202,231
Total in foreign currency	4,568,393	3,381,960
Overall total	20,666,099	10,786,374

Current	2,631,068	3,354,355
Non-current	18,035,031	7,432,019

(a) Debentures
Current	164,555	246,017
Non-current	4,006,877	4,005,214

(1)  Balances recorded for their estimated fair value resulting from business combination with Avon (Note 4).

Schedule Of Changes In Balances Of Borrowing

Changes in the balances of borrowings, financings and debentures are presented below:

Balance at December 31, 2019	10,786,374
Acquisition of subsidiary	7,250,735
New borrowings and financing	1,341,538
Amortizations	(2,485,231)
Financial charges accrued	557,122
Payment of financial charges	(535,568)
Exchange variation (unrealized)	1,101,306
Exchange variation (realized)	3,889
Translation effects (other comprehensive income)	2,645,934
Balance at June 30, 2020	20,666,099

a)   Refers mainly reclassified leasing balances; and balances reclassified from government grants considering BNDES loans

Schedule Of Maturity Analysis For Noncurrent Borrowings

Maturities of non-current borrowings, financing and debentures liabilities are as follows:

	June 30, 2020	December 31, 2019
2021	2,253,221	-
2022	5,450,177	2,279,759
2023	6,644,547	527,596
2024 onwards	3,687,086	4,624,664
	18,035,031	7,432,019

Schedule of detailed information about Notes - Avon

Avon has issued the following notes:

Notes – Avon	Principal (USD)	Principal (R$)	Annual interest rate	Maturity
No guarantee	461,883	2,529,271	5.00%	March 15, 2023
No guarantee	243,847	1,335,306	6.95%	March 15, 2043
With guarantee	500,000	2,738,000	7.88%	August 15, 2022
With guarantee	400,000	2,190,400	6.50%	August 15, 2022